UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INTERNATIONAL FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30,
2005

[LOGO OF USAA]
   USAA(R)

                             USAA INTERNATIONAL Fund

                                      [GRAPHIC OF USAA INTERNATIONAL FUND]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       17

    Financial Statements                                                    19

    Notes to Financial Statements                                           22

EXPENSE EXAMPLE                                                             36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                            WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]           IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                         AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                          "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /s/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF DAVID R. MANNHEIM]               [PHOTO OF MARCUS L. SMITH]
     DAVID R. MANNHEIM                          MARCUS L. SMITH
       MFS Investment Management                   MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA International Fund had a total return of 10.46% for the six months ended November 30, 2005. This compares to an 11.86% return for the Lipper International Funds Average, 12.37% for the Lipper International Funds Index, and 11.23% for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index.

WHY DID OVERSEAS STOCK MARKETS AS A GROUP OUTPERFORM THE U.S. MARKET DURING THE SIX MONTHS?

                 Valuations for international companies as a group remain well below their U.S. counterparts, with an earnings environment equal to or better than that in the United States. Inflows into international equity mutual funds have been higher than those into U.S. equity funds for the first time since 1990. Additionally, we've seen restructuring and the ability to take out costs happening in Europe, much as it happened in the United States in the late 1990s and early 2000s.

WHAT HAS BEEN THE MOST SURPRISING MARKET IN TERMS OF PERFORMANCE?

                 We've seen strong outperformance in Japan. The Japanese prime minister was re-elected with a mandate to restructure and reform,

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 and that has led to a very strong snapback in the stocks of Japanese banks, which have suffered for many years from non-performing loans and other structural problems. As compared to the MSCI-EAFE Index, our substantial underweight in Japan as a market and the big Japanese banks specifically detracted from performance during the six months, although it had been highly beneficial in the past few years. We still don't find the bank stocks particularly attractive, but we are finding companies in other sectors in Japan that we like.

                 Emerging markets also performed strongly, along with Japan, and the Fund did have substantial positions in emerging market stocks, which were trimmed during the year. Among these stocks were Grupo Televisa S.A. de C.V. ADR (Mexico), Companhia Vale Do Rio Doce ADR (Brazil), and Samsung Electronics Co. Ltd. (Korea). These holdings, among others, somewhat offset the negative impact of being underweight in Japan.

IN WHAT KIND OF COMPANIES IS THE FUND INVESTING?

                 We conduct bottom-up fundamental research, investing company by company. The portfolio's industry sector and geographic weights are a result of where we are finding opportunities. If you look at the portfolio, the type of companies we're finding attractive are those focused on corporate spending, as opposed to consumer spending. The consumer has done really well for a long time, but corporations have been hesitant to spend at a time when they have record amounts of cash on hand. Investments that have been put off are starting to be made, benefiting companies in industries such as machinery, heavy construction, and mining.

                 We have positions in William Hill plc (U.K.) and Hilton Group plc (U.K.), both cash-generating gaming businesses with high returns and growing revenues from online gaming. We're underweight

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 in financial services, largely as a result of not owning large commercial banks in Germany and Japan. In energy, we're focused on companies that are growing existing reserves such as EnCana Corp. (Canada) and Total S.A. ADR (France), companies that have the potential to do well regardless of the direction of the price of oil.

WHAT HOLDINGS HAD THE BIGGEST IMPACT ON PERFORMANCE?

                 Our largest holding, Reckitt Benckiser plc (U.K.), was a slight drag on relative performance as third quarter results came in below expectations, but given management's ability to execute its strategy over a long time period, we remain positive on the company, while closely watching for pressure on profit margins.

                 Hutchison Telecommunications International Ltd. (Hong Kong) did well during the period, supported by strong revenue and profit growth and particular good news from its mobile businesses in emerging markets. Canadian National Railway Co. (Canada) is benefiting from increasing capital expenditures, strong earnings, and a share buyback program. Chugai Pharmaceutical Co. Ltd. (Japan) appreciated sharply after one of its drugs was shown to slow the development of rheumatoid arthritis.

WHAT'S YOUR OUTLOOK?

                 We're finding opportunities in a broad range of sectors, from consumer products companies to industrial firms that we believe should benefit from higher capital expenditures. As always, we're choosing to invest in what we believe to be fundamentally solid companies, one stock at a time.

                 On behalf of everyone at USAA, we thank you for your continued support.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INTERNATIONAL FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
 out of 195 foreign large growth funds for the period ending November 30, 2005:

                                 OVERALL RATING
                                   *  *  *  *

     3-YEAR                          5-YEAR                         10-YEAR
     * * * *                         * * * *                        * * * *
out of 195 funds                out of 142 funds                out of 60 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

                             [LOGO OF LIPPER LEADER]
                                  PRESERVATION

The Fund is listed as a Lipper Leader for Preservation among 7,972 equity funds within the Lipper International Multi-Cap Core Funds category for the overall period ending November 30, 2005.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF NOVEMBER 30, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 7,972 AND 5,853 EQUITY FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 2,015 EQUITY FUNDS IN LIPPER'S INTERNATIONAL MULTI-CAP CORE FUNDS CATEGORY FOR THE 10-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION METRIC OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERNATIONAL FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

--------------------------------------------------------------------------------
                                      11/30/05                 5/31/05
--------------------------------------------------------------------------------
Net Assets                         $762.3 Million          $645.9 Million
Net Asset Value Per Share              $23.55                  $21.32

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/05
--------------------------------------------------------------------------------

5/31/05 TO 11/30/05*          1 YEAR                 5 YEARS            10 YEARS
      10.46%                  12.36%                  6.46%               7.65%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                          CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            LIPPER                   LIPPER
                    USAA                 INTERNATIONAL          INTERNATIONAL FUNDS
              INTERNATIONAL FUND          FUNDS INDEX                AVERAGE                MSCI-EAFE INDEX
11/30/95         $10,000.00               $10,000.00                $10,000.00                 $10,000.00
12/31/95          10,315.20                10,290.02                 10,288.60                  10,402.90
01/31/96          10,655.13                10,533.16                 10,533.69                  10,445.61
02/29/96          10,840.54                10,578.37                 10,591.03                  10,480.92
03/31/96          11,038.32                10,743.63                 10,761.10                  10,703.50
04/30/96          11,526.58                11,093.64                 11,094.80                  11,014.68
05/31/96          11,563.66                11,081.22                 11,098.53                  10,811.99
06/30/96          11,644.00                11,182.18                 11,174.46                  10,872.84
07/31/96          11,086.48                10,805.01                 10,764.29                  10,555.06
08/31/96          11,421.48                10,945.93                 10,925.31                  10,578.19
09/30/96          11,630.06                11,190.63                 11,165.89                  10,859.21
10/31/96          11,585.82                11,146.19                 11,116.81                  10,748.08
11/30/96          12,204.64                11,670.49                 11,619.01                  11,175.73
12/31/96          12,290.06                11,774.69                 11,680.20                  11,031.97
01/31/97          12,681.54                11,789.87                 11,687.99                  10,645.88
02/28/97          12,745.72                12,002.70                 11,843.40                  10,820.00
03/31/97          12,764.98                12,066.29                 11,870.96                  10,859.18
04/30/97          12,848.41                12,118.82                 11,895.33                  10,916.80
05/31/97          13,496.60                12,802.13                 12,591.78                  11,627.20
06/30/97          14,183.31                13,416.93                 13,171.72                  12,268.41
07/31/97          14,635.89                13,847.70                 13,575.54                  12,466.88
08/31/97          13,853.72                12,849.28                 12,606.01                  11,535.80
09/30/97          14,768.46                13,673.92                 13,418.43                  12,182.03
10/31/97          13,747.66                12,635.97                 12,430.62                  11,245.66
11/30/97          13,296.92                12,529.95                 12,338.79                  11,131.02
12/31/97          13,401.24                12,628.09                 12,449.56                  11,228.11
01/31/98          13,401.24                12,933.52                 12,743.18                  11,741.61
02/28/98          14,279.32                13,754.58                 13,603.56                  12,495.01
03/31/98          15,164.38                14,501.55                 14,336.43                  12,879.76
04/30/98          15,519.79                14,724.42                 14,546.48                  12,981.70
05/31/98          15,289.82                14,753.69                 14,581.28                  12,918.70
06/30/98          14,948.34                14,624.69                 14,467.86                  13,016.50
07/31/98          14,875.47                14,849.05                 14,676.67                  13,148.46
08/31/98          12,357.75                12,712.99                 12,539.65                  11,519.51
09/30/98          11,924.91                12,317.29                 12,104.75                  11,166.34
10/31/98          13,028.66                13,222.99                 13,023.60                  12,330.33
11/30/98          13,403.80                13,885.33                 13,701.74                  12,962.03
12/31/98          13,930.43                14,227.01                 14,122.90                  13,473.37
01/31/99          14,125.21                14,313.33                 14,274.71                  13,433.59
02/28/99          13,620.22                13,945.12                 13,901.81                  13,113.43
03/31/99          13,916.00                14,409.27                 14,393.94                  13,660.81
04/30/99          14,666.26                15,080.87                 15,075.05                  14,214.33
05/31/99          14,276.70                14,520.48                 14,459.44                  13,482.31
06/30/99          14,832.19                15,209.07                 15,230.98                  14,007.95
07/31/99          15,363.51                15,548.73                 15,621.58                  14,424.31
08/31/99          15,524.77                15,671.57                 15,767.32                  14,476.99
09/30/99          15,524.77                15,721.89                 15,834.33                  14,622.71
10/31/99          15,656.71                16,270.58                 16,459.44                  15,170.41
11/30/99          16,550.96                17,463.93                 17,772.94                  15,697.50
12/31/99          17,921.02                19,609.62                 19,988.04                  17,106.38
01/31/00          17,217.93                18,461.80                 18,880.20                  16,019.46
02/29/00          17,905.73                19,680.06                 20,145.71                  16,450.71
03/31/00          18,371.91                19,730.78                 20,180.48                  17,088.40
04/30/00          17,477.77                18,479.25                 18,848.05                  16,189.15
05/31/00          17,026.88                17,971.49                 18,181.89                  15,793.75
06/30/00          17,867.52                18,803.54                 19,009.70                  16,411.42
07/31/00          17,262.17                18,194.07                 18,377.27                  15,723.38
08/31/00          17,527.74                18,501.54                 18,727.84                  15,859.85
09/30/00          16,618.36                17,423.68                 17,635.15                  15,087.61
10/31/00          15,934.31                16,832.01                 16,989.47                  14,731.21
11/30/00          15,282.45                16,121.44                 16,228.44                  14,178.79
12/31/00          15,982.59                16,723.42                 16,820.61                  14,682.75
01/31/01          16,248.17                16,821.92                 16,907.77                  14,675.18
02/28/01          15,097.35                15,641.56                 15,659.13                  13,575.02
03/31/01          14,010.92                14,541.84                 14,486.51                  12,670.09
04/30/01          15,089.31                15,426.30                 15,446.89                  13,550.56
05/31/01          14,670.83                15,052.61                 15,047.08                  13,072.31
06/30/01          14,147.73                14,627.48                 14,534.24                  12,537.71
07/31/01          14,059.21                14,247.24                 14,142.45                  12,309.59
08/31/01          13,938.50                13,961.55                 13,791.13                  11,997.65
09/30/01          12,481.87                12,440.36                 12,314.74                  10,782.44
10/31/01          12,811.83                12,777.31                 12,636.73                  11,058.60
11/30/01          13,318.83                13,254.38                 13,127.57                  11,466.25
12/31/01          13,653.01                13,490.80                 13,309.82                  11,534.38
01/31/02          13,181.10                12,946.28                 12,760.76                  10,921.50
02/28/02          13,425.19                13,127.75                 12,837.92                  10,998.11
03/31/02          14,157.47                13,822.17                 13,523.36                  11,646.43
04/30/02          14,206.29                13,919.13                 13,585.36                  11,669.85
05/31/02          14,344.61                14,118.14                 13,738.08                  11,817.72
06/30/02          13,888.97                13,560.85                 13,188.81                  11,347.30
07/31/02          12,481.36                12,207.02                 11,884.79                  10,227.10
08/31/02          12,554.59                12,216.76                 11,860.23                  10,203.88
09/30/02          11,618.89                10,901.02                 10,597.13                   9,108.05
10/31/02          12,310.49                11,466.80                 11,112.70                   9,597.56
11/30/02          12,538.31                12,009.66                 11,608.19                  10,033.15
12/31/02          12,413.82                11,625.35                 11,219.16                   9,695.79
01/31/03          11,888.71                11,199.58                 10,786.66                   9,291.02
02/28/03          11,601.55                10,867.96                 10,517.33                   9,077.79
03/31/03          11,494.88                10,601.81                 10,296.53                   8,899.43
04/30/03          12,594.32                11,651.41                 11,258.13                   9,771.68
05/31/03          13,242.50                12,399.82                 11,949.45                  10,363.77
06/30/03          13,431.21                12,692.79                 12,213.21                  10,614.22
07/31/03          13,570.69                13,048.69                 12,513.89                  10,871.16
08/31/03          13,726.58                13,425.19                 12,839.51                  11,133.69
09/30/03          14,079.39                13,694.61                 13,105.70                  11,476.90
10/31/03          14,743.97                14,511.07                 13,897.38                  12,192.24
11/30/03          15,228.06                14,802.54                 14,179.18                  12,463.30
12/31/03          16,374.15                15,809.90                 15,179.07                  13,436.99
01/31/04          16,630.51                16,149.64                 15,446.25                  13,627.00
02/29/04          17,085.35                16,518.89                 15,763.45                  13,941.57
03/31/04          16,969.57                16,599.39                 15,815.85                  14,020.01
04/30/04          16,762.83                16,104.64                 15,351.48                  13,702.87
05/31/04          16,903.41                16,095.51                 15,366.73                  13,731.84
06/30/04          17,159.77                16,419.76                 15,667.85                  14,050.19
07/31/04          16,605.70                15,882.03                 15,155.98                  13,594.21
08/31/04          16,647.05                15,966.51                 15,234.16                  13,654.24
09/30/04          17,110.16                16,391.73                 15,676.12                  14,011.10
10/31/04          17,631.15                16,911.47                 16,173.07                  14,488.88
11/30/04          18,598.71                17,996.33                 17,196.72                  15,478.66
12/31/04          19,396.59                18,749.75                 17,915.43                  16,157.60
01/31/05          19,032.63                18,446.64                 17,593.04                  15,861.15
02/28/05          19,867.08                19,250.35                 18,357.12                  16,546.50
03/31/05          19,343.33                18,740.32                 17,868.77                  16,130.82
04/30/05          18,917.23                18,266.21                 17,426.52                  15,751.57
05/31/05          18,917.23                18,381.54                 17,481.27                  15,759.19
06/30/05          18,934.98                18,628.16                 17,747.27                  15,968.30
07/31/05          19,822.70                19,325.49                 18,399.38                  16,457.82
08/31/05          20,417.47                19,881.93                 18,964.92                  16,873.65
09/30/05          21,012.24                20,705.53                 19,685.16                  17,625.23
10/31/05          20,523.99                20,109.43                 19,078.17                  17,110.48
11/30/05          20,896.84                20,655.87                 19,542.20                  17,528.93

                                               [END CHART]

                      DATA FROM 11/30/95 THROUGH 11/30/05.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

                 THE LIPPER INTERNATIONAL FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER INTERNATIONAL FUNDS CATEGORY.

                 THE LIPPER INTERNATIONAL FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL INTERNATIONAL FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

                 THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI-EAFE) INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

---------------------------------------------
           TOP 10 INDUSTRIES
           (% of Net Assets)
---------------------------------------------

Pharmaceuticals                         10.0%

Regional Banks                           6.3%

Diversified Banks                        5.2%

Casinos & Gaming                         4.1%

Packaged Foods & Meat                    4.0%

Household Products                       3.8%

Oil & Gas Exploration & Production       3.6%

Electrical Components & Equipment        3.4%

Industrial Machinery                     3.0%

Semiconductors                           2.9%
---------------------------------------------

---------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
---------------------------------------------

Reckitt Benckiser plc                    3.8%

Nestle S.A.                              3.2%

Roche Holdings AG                        3.2%

Schneider Electric S.A.                  3.0%

Samsung Electronics Co. Ltd.             2.9%

Total S.A. ADR                           2.5%

UBS AG                                   2.5%

AXA S.A.                                 2.4%

Hilton Group plc                         2.3%

Sandvik AB                               2.3%
---------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      ASSET ALLOCATION
                          11/30/05

            [PIE CHART OF ASSET ALLOCATION]

United Kingdom                                   19.0%
France                                           18.7%
Japan                                            16.1%
Switzerland                                      10.7%
Sweden                                            3.8%
Other*                                           41.3%

                      [END CHART]

                *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY
                 MARKET INSTRUMENTS, (2.1%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (11.0%).

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              STOCKS (96.5%)

              AUSTRALIA (1.3%)
   699,407    QBE Insurance Group Ltd. (Property & Casualty Insurance)(b)            $  9,803
                                                                                     --------
              AUSTRIA (1.8%)
   254,190    Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)(b)       13,506
                                                                                     --------
              BRAZIL (0.5%)
    92,630    Companhia Vale Do Rio Doce ADR (Steel)                                    4,016
                                                                                     --------
              CANADA (2.9%)
   188,591    Canadian National Railway Co. (Railroads)                                15,061
   157,240    EnCana Corp. (Oil & Gas Exploration & Production)                         6,977
                                                                                     --------
                                                                                       22,038
                                                                                     --------
              CHINA (1.7%)
19,148,500    CNOOC Ltd. (Oil & Gas Exploration & Production)(b)                       12,751
                                                                                     --------
              FRANCE (18.7%)
   622,120    AXA S.A. (Multi-Line Insurance)(b)                                       18,657
    39,347    Air Liquide S.A. (Industrial Gases)(b,c)                                  7,078
    64,167    Air Liquide S.A. - Registered Shares (Industrial Gases)*
                 (acquired 7/02/2002-11/29/2004; cost: $9,085)(a)                      11,544
   112,740    Business Objects S.A. (Application Software)*(b)                          4,486
   399,700    Credit Agricole S.A. (Regional Banks)(b)                                 12,036
    59,990    Groupe DANONE (Packaged Foods & Meat)(b)                                  6,183
   149,930    LVMH Moet Hennessy Louis Vuitton S.A. (Apparel &
                 Accessories & Luxury Goods)(b,c)                                      12,787
    27,600    Pernod Ricard S.A. (Distillers & Vintners)(b)                             4,507
   176,270    Sanofi-Aventis S.A. (Pharmaceuticals)(b)                                 14,180
   265,336    Schneider Electric S.A. (Electrical Components & Equipment)(b)           22,778
   112,010    Societe Television Francaise 1 (Broadcasting & Cable TV)(b)               2,803
   155,873    Total S.A. ADR (Integrated Oil & Gas)(c)                                 19,436
   143,430    Veolia Environnement S.A. (Multi-Utilities)(b)                            6,143
                                                                                     --------
                                                                                      142,618
                                                                                     --------
              GERMANY (2.5%)
   100,060    E. On AG (Multi-Utilities)(b)                                             9,512
   147,770    Schering AG (Pharmaceuticals)(b)                                          9,549
                                                                                     --------
                                                                                       19,061
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              HONG KONG (2.3%)
   840,000    Esprit Holdings Ltd. (Apparel Retail)(b)                               $  5,903
 8,425,000    Hutchison Telecommunications International Ltd. (Wireless
                 Telecommunication Services)*(b)                                       11,679
                                                                                     --------
                                                                                       17,582
                                                                                     --------
              HUNGARY (1.0%)
   116,580    OTP Bank Ltd. GDR (Regional Banks)(b,c)                                   7,653
                                                                                     --------
              INDONESIA (0.5%)
11,702,500    PT Bank Central Asia Tbk (Diversified Banks)(b)                           3,844
                                                                                     --------
              IRELAND (0.5%)
   272,940    Depfa Bank plc (Specialized Finance)(b)                                   4,097
                                                                                     --------
              ISRAEL (1.0%)
   361,080    Check Point Software Technologies Ltd. (Systems Software)*                7,687
                                                                                     --------
              ITALY (2.2%)
   104,565    FastWeb S.p.A. (Communications Equipment)*(b)                             4,895
 1,902,400    UniCredito Italiano S.p.A. (Regional Banks)(b)                           11,750
                                                                                     --------
                                                                                       16,645
                                                                                     --------
              JAPAN (16.1%)
 1,342,000    Asahi Glass Co. Ltd. (Building Products)(b,c)                            15,409
   515,000    Bridgestone Corp. (Tires & Rubber)(b)                                    11,024
   302,000    Canon, Inc. (Electronic Equipment Manufacturers)(b,c)                    16,983
   189,800    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)(b,c)                     4,270
   421,000    Kaneka Corp. (Diversified Chemicals)(b)                                   5,013
    87,200    Nintendo Co. Ltd. (Leisure Products)(b)                                   9,551
   146,700    Nitto Denko Corp. (Specialty Chemicals)(b)                               10,037
   129,300    Omron Corp. (Electrical Components & Equipment)(b)                        2,940
   634,000    Ricoh Co. Ltd. (Office Electronics)(b)                                   11,064
 1,615,000    Shinsei Bank Ltd. (Diversified Banks)(b)                                  9,031
 1,259,000    Tokyo Gas Co. Ltd. (Gas Utilities)(b)                                     5,058
   907,000    Toray Industries, Inc. (Textiles)(b)                                      6,179
   339,600    Toyota Motor Corp. (Automobile Manufacturers)(b)                         16,431
                                                                                     --------
                                                                                      122,990
                                                                                     --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              KOREA (2.9%)
    38,720    Samsung Electronics Co. Ltd. (Semiconductors)(b)                       $ 22,301
                                                                                     --------
              MEXICO (1.3%)
   126,770    Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                10,066
                                                                                     --------
              NETHERLANDS (0.7%)
   381,370    Reed Elsevier N.V. (Publishing)(b)                                        5,068
                                                                                     --------
              POLAND (0.4%)
   351,400    Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)(b)         2,948
                                                                                     --------
              SINGAPORE (1.2%)
 6,365,000    Singapore Telecommunications Ltd. (Integrated
                 Telecommunication Services)(b)                                         9,427
                                                                                     --------
              SPAIN (2.9%)
   814,340    Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(b)              14,353
   291,310    Iberdrola S.A. (Electric Utilities)(b,c)                                  7,638
                                                                                     --------
                                                                                       21,991
                                                                                     --------
              SWEDEN (3.8%)
   281,320    Atlas Copco AB "A" (Industrial Machinery)(b)                              5,619
 1,791,980    LM Ericsson Telephone Co. "B" ADR (Communications Equipment)(b)           5,831
   367,120    Sandvik AB (Industrial Machinery)(b)                                     17,321
                                                                                     --------
                                                                                       28,771
                                                                                     --------
              SWITZERLAND (10.7%)
   118,807    Julius Baer Holding Ltd. "B" (Diversified Banks)(b)                       8,317
    81,638    Nestle S.A. (Packaged Foods & Meat)(b)                                   24,049
   163,510    Roche Holdings AG (Pharmaceuticals)(b)                                   24,469
    16,900    Swiss Re (Reinsurance)(b)                                                 1,244
    41,330    Synthes, Inc. (Health Care Equipment)(b)                                  4,429
   208,040    UBS AG (Diversified Capital Markets)(b)                                  19,089
                                                                                     --------
                                                                                       81,597
                                                                                     --------
              THAILAND (0.6%)
 1,706,680    Bangkok Bank Public Co. Ltd. (Diversified Banks)(b)                       4,344
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              UNITED KINGDOM (19.0%)
   300,530    AstraZeneca plc (Pharmaceuticals)(b)                                   $ 13,815
   842,070    BG Group plc (Oil & Gas Exploration & Production)(b)                      7,825
   865,370    Diageo plc (Distillers & Vintners)(b)                                    12,459
   390,130    GlaxoSmithKline plc (Pharmaceuticals)(b)                                  9,659
 3,094,760    Hilton Group plc (Casinos & Gaming)(b)                                   17,796
   387,680    Next plc (Apparel Retail)(b)                                              9,223
   946,900    Reckitt Benckiser plc (Household Products)(b)                            29,184
 1,013,305    Smith & Nephew plc (Health Care Equipment)(b)                             9,013
 2,130,010    Tesco plc (Food Retail)(b)                                               11,143
 3,729,190    Vodafone Group plc (Wireless Telecommunication Services)(b)               8,010
 1,549,770    William Hill plc (Casinos & Gaming)(b)                                   13,562
   369,870    Yell Group plc (Publishing)(b)                                            3,140
                                                                                     --------
                                                                                      144,829
                                                                                     --------

               Total stocks (cost: $588,934)                                          735,633
                                                                                     --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (2.1%)

              COMMERCIAL PAPER
   $16,237    American General Finance Corp., 4.02%, 12/01/2005
                 (cost: $16,237)                                                       16,237
                                                                                     --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (11.0%)

              REPURCHASE AGREEMENTS (10.9%)(e)
    32,000    Credit Suisse First Boston, LLC, 4.02%, acquired on 11/30/2005 and due 12/01/2005 at $32,000 (collateralized by $33,020 of
                 Federal Home Loan Bank Bonds(f), 3.80%, due 9/30/2008 and $250
                 of Fannie Mae Notes(f), 5.75%, due 7/27/2020;
                 combined market value $32,642)                                        32,000
    33,000    Deutsche Bank Securities, Inc., 4.00%, acquired on
                 11/30/2005 and due 12/01/2005 at $33,000
                 (collateralized by $7,718 of Fannie Mae Notes(f),
                 4.63%, due 10/15/2014 and $26,070 of Federal Farm
                 Credit Bank Bonds(f), 4.25%, due 10/10/2008; combined
                 market value $33,661)                                                 33,000

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)


 PRINCIPAL                                                                             MARKET
    AMOUNT                                                                              VALUE
     (000)    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
  $  9,000    Lehman Brothers, Inc., 3.99%, acquired on 11/30/2005 and
                 due 12/01/2005 at $9,000 (collateralized by $9,510 of
                 Federal Home Loan Bank Bonds(f), 3.50%, due 11/28/2008;
                 market value $9,183)                                                $  9,000
     9,500    Morgan Stanley & Co., Inc., 4.02%, acquired on 11/30/2005
                 and due 12/01/2005 at $9,500 (collateralized by $9,795 of
                 Fannie Mae Notes(f), 4.00%, due 5/23/2007; market value $9,702)        9,500
                                                                                     --------
                                                                                       83,500
                                                                                     --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.1%)
   407,549    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.00%(d)             407
                                                                                     --------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $83,907)                                83,907
                                                                                     --------
              TOTAL INVESTMENTS (COST: $689,078)                                     $835,777
                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

                 GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Security deemed illiquid by USAA Investment Management
                     Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The market value of this security at November 30, 2005, was $11,544,000, which represented 1.5% of the Fund's net assets.

                 (b) Security was fair valued at November 30, 2005, by the
                     Manager in accordance with valuation procedures approved by the Board of Trustees.

                 (c) The security or a portion thereof was out on loan as of
                     November 30, 2005.

                 (d) Rate represents the money market fund annualized seven-day yield at November 30, 2005.

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

                 (f) U.S. government agency issues - securities issued by
                     government- sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                 * Non-income-producing security for the 12 months preceding November 30, 2005.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $78,640) (identified cost of $689,078)                         $835,777
   Cash                                                                                4
   Cash denominated in foreign currencies (identified cost of $2,048)              1,914
   Receivables:
      Capital shares sold                                                            998
      Dividends and interest                                                       1,530
      Securities sold                                                             12,612
      Other                                                                           19
                                                                                --------
         Total assets                                                            852,854
                                                                                --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                            83,911
      Securities purchased                                                         5,834
      Capital shares redeemed                                                        196
   Unrealized depreciation on foreign currency contracts held, at value               15
   Accrued management fees                                                           449
   Accrued transfer agent's fees                                                      29
   Other accrued expenses and payables                                                81
                                                                                --------
         Total liabilities                                                        90,515
                                                                                --------
            Net assets applicable to capital shares outstanding                 $762,339
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $568,414
   Accumulated undistributed net investment income                                 4,507
   Accumulated net realized gain on investments                                   42,892
   Net unrealized appreciation of investments                                    146,699
   Net unrealized depreciation on foreign currency translations                     (173)
                                                                                --------
            Net assets applicable to capital shares outstanding                 $762,339
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                32,377
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  23.55
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $264)                      $ 4,963
   Interest                                                                   336
   Securities lending                                                         106
                                                                          -------
      Total income                                                          5,405
                                                                          -------
EXPENSES
   Management fees                                                          2,613
   Administration and servicing fees                                          532
   Transfer agent's fees                                                      777
   Custody and accounting fees                                                235
   Postage                                                                     90
   Shareholder reporting fees                                                  28
   Trustees' fees                                                               4
   Registration fees                                                           24
   Professional fees                                                           34
   Other                                                                       11
                                                                          -------
      Total expenses                                                        4,348
   Expenses paid indirectly                                                   (12)
                                                                          -------
      Net expenses                                                          4,336
                                                                          -------
NET INVESTMENT INCOME                                                       1,069
                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                          20,803
      Foreign currency transactions                                          (148)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          46,999
      Foreign currency translations                                          (123)
                                                                          -------
         Net realized and unrealized gain                                  67,531
                                                                          -------
   Increase in net assets resulting from operations                       $68,600
                                                                          =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MAY 31, 2005

                                                              11/30/2005     5/31/2005
                                                              ------------------------
FROM OPERATIONS
   Net investment income                                        $  1,069      $  5,668
   Net realized gain on investments                               20,803        32,598
   Net realized loss on foreign currency transactions               (148)         (190)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 46,999        19,169
      Foreign currency translations                                 (123)          (98)
                                                                ----------------------
         Increase in net assets resulting from operations         68,600        57,147
                                                                ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               -        (3,680)
   Net realized gains                                                  -       (35,604)
                                                                ----------------------
      Distributions to shareholders                                    -       (39,284)
                                                                ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      94,291       188,433
   Reinvested dividends                                                -        38,077
   Cost of shares redeemed                                       (46,460)      (77,945)
                                                                ----------------------
      Increase in net assets from capital share transactions      47,831       148,565
                                                                ----------------------
   Capital contribution from USAA Transfer Agency Company              -             3
                                                                ----------------------
   Net increase in net assets                                    116,431       166,431

NET ASSETS
   Beginning of period                                           645,908       479,477
                                                                ----------------------
   End of period                                                $762,339      $645,908
                                                                ======================
Accumulated undistributed net investment income:
   End of period                                                $  4,507      $  3,438
                                                                ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     4,137         8,747
   Shares issued for dividends reinvested                              -         1,766
   Shares redeemed                                                (2,058)       (3,661)
                                                                ----------------------
      Increase in shares outstanding                               2,079         6,852
                                                                ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

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           to FINANCIAL Statements

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is capital appreciation with current income as a secondary objective.

                   A. SECURITY VALUATION - The value of each security is
                      determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

                      1. Equity securities, including exchange-traded funds
                         (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                      2. Equity securities trading in various foreign markets
                         may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                         prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                      3. Investments in open-end investment companies, other
                         than ETFs, are valued at their NAV at the end of each business day.

                      4. Debt securities purchased with original maturities of
                         60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                      5. Securities for which market quotations are not readily
                         available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations

24

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                         from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

                   B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                   C. INVESTMENTS IN SECURITIES - Security transactions are
                      accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                   D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                      U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

                   E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                      1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                      2. Market value of securities, other assets, and
                         liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                      Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/ losses realized between the trade and settlement dates on security transactions,

26

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                      and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2006, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

                   F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                      commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $9,000 and $3,000, respectively, resulting in a total reduction in Fund expenses of $12,000.

                   G. INDEMNIFICATIONS - Under the Trust's organizational
                      documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                   H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

                 The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

                 For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 2.2% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

28

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2005, were $195,783,000 and $154,728,000, respectively.

                 As of November 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of November 30, 2005, were $152,091,000 and $5,392,000, respectively, resulting in net unrealized appreciation of $146,699,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

                 A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 At November 30, 2005, the terms of open foreign currency contracts were as follows (in thousands):

                                FOREIGN CURRENCY CONTRACTS TO BUY
---------------------------------------------------------------------------------------------------
                                       U.S. DOLLAR                                     UNREALIZED
EXCHANGE         CONTRACTS TO          VALUE AS OF            IN EXCHANGE             APPRECIATION
  DATE             RECEIVE             11/30/2005            FOR U.S. DOLLAR         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
12/01/2005          1,284                $  976                  $  986                  $(10)
                 Swiss Franc
12/05/2005          1,645                 1,251                   1,251                     -
                 Swiss Franc
---------------------------------------------------------------------------------------------------
                                         $2,227                  $2,237                  $(10)
---------------------------------------------------------------------------------------------------

                            FOREIGN CURRENCY CONTRACTS TO SELL
---------------------------------------------------------------------------------------------------
                                       U.S. DOLLAR                                     UNREALIZED
EXCHANGE         CONTRACTS TO          VALUE AS OF            IN EXCHANGE             APPRECIATION
  DATE             DELIVER             11/30/2005            FOR U.S. DOLLAR         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
12/02/2005            235               $  201                   $  201                  $ -
                 Canadian Dollar
12/01/2005              1                    1                        1                    -
                  Euro Currency
12/02/2005             262                 309                      309                    -
                  Euro Currency
12/01/2005            886                1,532                    1,535                    3
                  Pound Sterling
12/02/2005            610                1,055                    1,049                   (6)
                  Pound Sterling
12/05/2005            1,478              2,556                    2,557                    1
                  Pound Sterling
12/01/2005           13,025                109                      108                   (1)
                  Japanese Yen
12/05/2005           22,110              2,738                    2,736                   (2)
                  Swedish Krona
12/01/2005             101                  60                       60                    -
                 Singapore Dollar
---------------------------------------------------------------------------------------------------
                                        $8,561                   $8,556                  $(5)
---------------------------------------------------------------------------------------------------

30

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           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                 The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2005, the Fund received securities-lending income of $106,000, which is net of the 20% income retained by MetWest. As of November 30, 2005, the Fund loaned securities having a fair market value of approximately $78,640,000 and received cash collateral of $83,911,000 for the loans. Of this amount, $83,907,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $4,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                   A. MANAGEMENT FEES - The Manager provides investment
                      management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                      of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                      The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

                      The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                      The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                      of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                      Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper International Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                      For the six-month period ended November 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $2,613,000, which included a performance adjustment of $(48,000) that decreased the base management fee of 0.75% by 0.01%.

                   B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFSIM), under which MFSIM directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA World Growth Fund, the USAA International Fund, the USAA Life Investment Trust World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, plus 0.200% of the aggregate average net assets

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                      of the MFSIM Funds over $1 billion. Effective January 1, 2006, the Manager (not the Fund) will pay MFSIM a subadvisory fee in the annual amount of 0.29% of the aggregate average net assets of the MFSIM Funds. For the six-month period ended November 30, 2005, the Manager incurred subadvisory fees, paid or payable to MFSIM, of $1,729,000 for the MFSIM Funds in total, of which $871,000 was based on the average net assets of the USAA International Fund.

                   C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $532,000.

                      In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2005, the Fund reimbursed the Manager $13,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

                   D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                      d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $777,000.

34

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                   E. UNDERWRITING SERVICES - The Manager provides exclusive
                      underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        SIX-MONTH
                                                       PERIOD ENDED
                                                       NOVEMBER 30,                       YEAR ENDED MAY 31,
                                                       ---------------------------------------------------------------------
                                                           2005        2005        2004         2003        2002        2001
                                                       ---------------------------------------------------------------------
Net asset value at
   beginning of period                                 $  21.32    $  20.45    $  16.15     $  17.63    $  18.23    $  22.28
                                                       ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                    .03         .10         .15          .11         .14         .16
   Net realized and unrealized
      gain (loss)                                          2.20        2.35        4.30        (1.46)       (.56)      (3.01)
                                                       ---------------------------------------------------------------------
Total from investment operations                           2.23        2.45        4.45        (1.35)       (.42)      (2.85)
                                                       ---------------------------------------------------------------------
Less distributions:
   From net investment income                                 -        (.14)       (.10)        (.13)       (.18)       (.11)
   From realized capital gains                                -        1.44)       (.05)           -           -       (1.09)
                                                       ---------------------------------------------------------------------
   Total distributions                                        -       (1.58)       (.15)        (.13)       (.18)      (1.20)
                                                       ---------------------------------------------------------------------
Net asset value at end of period                       $  23.55    $  21.32    $  20.45     $  16.15    $  17.63    $  18.23
                                                       =====================================================================
Total return (%)*                                         10.46       11.91       27.63        (7.63)      (2.22)     (13.84)
Net assets at end of period (000)                      $762,339    $645,908    $479,477     $347,543    $382,459    $419,236
Ratio of expenses to average
   net assets (%)**(b)                                     1.22(a)     1.24        1.31         1.42        1.32        1.14
Ratio of net investment income
   to average net assets (%)**                              .30(a)     1.02         .91          .79         .78         .84
Portfolio turnover (%)                                    22.54       41.11       58.70       148.14       35.63       32.75

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2005, average net assets were
    $708,379,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                                           (.00%)(+)   (.01%)      (.01%)       (.01%)      (.00%)(+)   (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

                 As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

                 The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

                 The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

                 The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD*
                                            ACCOUNT VALUE        ACCOUNT VALUE         JUNE 1, 2005-
                                            JUNE 1, 2005       NOVEMBER 30, 2005      NOVEMBER 30, 2005
                                           ------------------------------------------------------------

                 Actual                       $1,000.00            $1,104.60               $6.44
                 Hypothetical
                 (5% return before expenses)   1,000.00             1,018.95                6.18

                 *Expenses are equal to the Fund's annualized expense ratio of
                  1.22%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 10.46% for the six-month period of June 1, 2005, through November 30, 2005.

38

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                                                                              39

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

40

 N O T E S
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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------
   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23410-0106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.